Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Schedule of Fair Value on Recurring Basis

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at March 31, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2026	December 31, 2025
Assets:
Bifurcated embedded derivative asset – related party	3	$—	$9
Definite-lived intangibles	3	7,737	8,027
Goodwill	3	21,992	21,992
Liabilities:
Warrant liabilities – public	1	—	—
GEM warrant liabilities	3	—	—
Earnout liability (Note 4)	3	500	991
Yorkville convertible note	3	571	1,200
Agile term notes	3	1,299	1,728
1800 Diagonal convertible notes	3	836	747
Private Placement Convertible Notes	3	1,890	1,856
Private Placement Warrants	3	1,250	296
Bifurcated embedded derivative liability – related party	3	13	9
Boot Capital note	3	123	116

		As of December 31,
Description	Level	2025	2024
Assets:
Bifurcated embedded derivative asset – related party	3	$9,000	$63,000
Definite-lived intangibles	3	8,027,391	3,883,853
Goodwill	3	21,991,721	18,972,475
Liabilities:
Warrant liabilities – public	1	—	2,300
GEM warrant liabilities	3	378	15,000
Earnout liability (Note 4)	3	990,673	—
Yorkville convertible note	3	1,200,501	—
Agile term notes	3	1,728,487	3,143,000
1800 Diagonal convertible notes	3	746,987	432,000
Private Placement Convertible Notes	3	1,856,000	—
Private Placement Warrants	3	295,603	—
Boot Capital note	3	115,836	—

Summary of Changes in Fair Value of Yorkville Convertible Note
Yorkville Convertible Note
Balance at December 31, 2025	$1,200
Repayment in cash of Yorkville convertible notes	(647)
Change in fair value	18
Balance at March 31, 2026	$571

Yorkville Convertible Note
Balance at December 31, 2024	$—
Issuance of Yorkville convertible note	4,950,000
Loss on debt issuance	444,000
Payment in shares to settle Yorkville convertible notes	—
Repayment in cash of Yorkville convertible notes	(4,514,664)
Conversions	—
Change in fair value	321,165
Balance at December 31, 2025	$1,200,501

Summary of Ranges of Inputs in Fair Value of the Private Placement Warrant Liability

The following tables summarize the ranges of inputs to and the changes in the fair value of the Private Placement Warrant liability for the three months ended March 31, 2026:

Key Inputs	March 31, 2026

Stock price	$0.95
Contractual term (years)	2.25 - 4.87
Risk-free rate	3.8% - 3.9%
Volatility(1)	113% - 125.3%
Exercise Price	$0.66 - $2.50
Dividend yield	0.00%

Key Inputs	December 31, 2025

Stock price	$19.40
Contractual term (years)	2.50 - 4.77
Risk-free rate	3.5% - 3.7%
Volatility(1)	125%
Exercise Price	$50.00-$87.20
Dividend yield	0.00%

Summary of Changes in Fair Value of Private Placement Warrant Liability
Private Placement Warrants
Balance at December 31, 2025	$296
Loss on issuance – February Warrant	559
Change in fair value	395
Balance at March 31, 2026	$1,250

Private Placement Warrants
Balance at December 31, 2024	$—
Loss on issuance – June Warrant	361,000
Loss on issuance – August Warrant	356,000
Loss on issuance – October Warrant	807,509
Change in fair value	(1,228,906)
Balance at December 31, 2025	$295,603

Cp Bf Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Schedule of Derivate Assets

The following table summarizes the changes in the fair value of the Derivative asset (liability) for the three months ended March 31, 2026, relating to the Convertible Note to CP BF issued on September 23, 2024:

Derivative Asset (Liability)
Balance at December 31, 2025 - Bifurcated embedded derivative asset – related party	$9
Change in fair value	(22)
Balance at March 31, 2026 - Bifurcated embedded derivative liability – related party	$(13)

Fair Value
Balance at December 31, 2024	$63,000
Change in fair value	(54,000)
Balance at December 31, 2025	$9,000

Public Warrants [Member]
Class of Warrant or Right [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability

The following table summarizes the changes in the fair value of the Public Warrants liability for the year ended March 31, 2026. See also Note 12 – Warrant Liabilities.

Public Warrants
Balance at December 31, 2025	$—
Change in fair value	—
Balance at March 31, 2026	$—

Public Warrants
Balance at December 31, 2024	$2,300
Change in fair value	(2,300)
Balance at December 31, 2025	$—

Gem Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability

The following table summarizes the changes in the fair value of the GEM Warrants liability for the year ended March 31, 2026:

GEM Warrants
Balance at December 31, 2025	$-
Change in fair value	—
Balance at March 31, 2026	$—

GEM Warrants
Balance at December 31, 2024	$15,000
Change in fair value	(14,622)
Balance at December 31, 2025	$378